Portfolio of Investments
Wanger International, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Australia 5.0%
Bapcor Ltd.	1,315,750	7,097,136
carsales.com Ltd.	264,873	4,754,345
IDP Education Ltd.	265,800	6,435,842
Temple & Webster Group Ltd.(a)	669,275	5,978,363
Total		24,265,686
Austria 1.1%
S&T AG	193,709	5,034,013
Brazil 1.7%
Notre Dame Intermedica Participacoes SA	167,560	2,288,594
TOTVS SA	906,000	5,995,913
Total		8,284,507
Cambodia 0.6%
NagaCorp Ltd.	3,588,000	3,061,127
Canada 1.2%
Osisko Gold Royalties Ltd.	506,597	5,691,517
China 1.1%
Silergy Corp.	36,000	5,236,329
Denmark 3.4%
ALK-Abello AS(a)	14,835	6,224,370
SimCorp AS	85,807	10,138,438
Total		16,362,808
Finland 0.6%
Valmet OYJ	84,000	3,032,742
France 1.0%
Robertet SA	4,098	4,718,437
Germany 10.5%
Eckert & Ziegler Strahlen- und Medizintechnik AG	41,042	5,282,776
Exasol AG(a)	235,091	3,224,241
Hypoport SE(a)	27,026	18,131,040
Jenoptik AG	154,672	5,212,455
Nemetschek SE	91,880	9,596,856
Washtec AG	152,221	9,565,948
Total		51,013,316
Common Stocks (continued)
Issuer	Shares	Value ($)
Greece 0.6%
JUMBO SA	176,522	2,874,252
Italy 3.0%
Amplifon SpA	114,210	5,427,892
Carel Industries SpA	196,887	5,370,909
GVS SpA	270,645	3,840,971
Total		14,639,772
Japan 17.9%
Aruhi Corp.	448,300	5,226,445
Avant Corp.	705,600	9,658,709
Daiseki Co., Ltd.	300,480	13,122,937
Elecom Co., Ltd.	239,800	3,853,109
Fuso Chemical Co., Ltd.	189,800	8,597,979
Seiren Co., Ltd.	447,900	8,426,119
Sekisui Chemical Co., Ltd.	638,100	10,963,952
Simplex Holdings, Inc.(a)	333,300	6,037,403
Solasto Corp.	1,091,300	14,705,269
Valqua Ltd.	310,600	5,967,690
Total		86,559,612
Malta 0.7%
Kindred Group PLC	218,541	3,277,242
Mexico 1.1%
Corporación Inmobiliaria Vesta SAB de CV	2,957,163	5,166,063
Netherlands 3.7%
Argenx SE, ADR(a)	17,153	5,180,206
BE Semiconductor Industries NV	29,200	2,323,022
IMCD NV	53,715	10,279,981
Total		17,783,209
New Zealand 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	116,150	2,554,799
Russian Federation 0.9%
TCS Group Holding PLC, GDR	49,113	4,465,921
Wanger International | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Wanger International, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 2.0%
Mapletree Commercial Trust	2,807,407	4,254,549
Mapletree Logistics Trust	3,646,085	5,450,655
Total		9,705,204
South Korea 2.5%
Koh Young Technology, Inc.	351,168	5,730,498
Korea Investment Holdings Co., Ltd.	87,460	6,285,054
Total		12,015,552
Spain 1.4%
Vidrala SA	63,741	6,955,199
Sweden 10.6%
AddTech AB, B Shares	546,029	9,730,024
Dometic Group AB	447,644	6,759,699
Dustin Group AB(b)	508,864	5,472,625
Munters Group AB	837,317	6,867,331
Sectra AB, Class B(a)	781,965	15,720,762
Sweco AB, Class B	415,998	6,567,089
Total		51,117,530
Switzerland 3.9%
Belimo Holding AG, Registered Shares	20,045	10,625,280
Kardex Energy AG	20,030	5,640,085
Montana Aerospace AG(a),(c)	66,140	2,358,875
Total		18,624,240
Taiwan 6.3%
Parade Technologies Ltd.	203,000	11,882,684
Sinbon Electronics Co., Ltd.	636,000	5,348,095
Universal Vision Biotechnology Co., Ltd.	227,000	2,494,667
Voltronic Power Technology Corp.	177,495	10,823,589
Total		30,549,035
United Kingdom 15.5%
Abcam PLC(a)	129,373	2,611,271
Auto Trader Group PLC	784,524	6,186,917
Dechra Pharmaceuticals PLC	240,935	15,744,837
Diploma PLC	247,665	9,417,518
Common Stocks (continued)
Issuer	Shares	Value ($)
Genus PLC	131,600	9,620,814
Intermediate Capital Group PLC	292,426	8,007,401
Porvair PLC	640,750	5,974,358
Rightmove PLC	1,485,098	13,643,946
Safestore Holdings PLC	279,319	3,947,958
Total		75,155,020
United States 1.8%
Inter Parfums, Inc.	118,804	8,882,975
Vietnam 0.0%
Asia Commercial Bank JSC(a)	80,000	110,802
Total Common Stocks (Cost $316,502,600)		477,136,909

Securities Lending Collateral 0.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.030%(d),(e)	440,293	440,293
Total Securities Lending Collateral (Cost $440,293)		440,293

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(d),(f)	4,389,910	4,389,471
Total Money Market Funds (Cost $4,389,352)		4,389,471
Total Investments in Securities (Cost $321,332,245)		481,966,673
Obligation to Return Collateral for Securities Loaned		(440,293)
Other Assets & Liabilities, Net		2,477,570
Net Assets		$484,003,950

At September 30, 2021, securities and/or cash totaling $229,887 were pledged as collateral.
2	Wanger International | Quarterly Report 2021

Portfolio of Investments   (continued)
Wanger International, September 30, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	34	12/2021	USD	2,117,520	—	(48,730)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at September 30, 2021. The total market value of securities on loan at September 30, 2021 was $426,877.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $2,358,875, which represents 0.49% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(e)	Investment made with cash collateral received from securities lending activity.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	9,879,253	78,243,529	(83,732,829)	(482)	4,389,471	482	3,178	4,389,910
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Wanger International | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7062_12_L01_(11/21)